SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Mar. 31, 2023
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
Share-based payments expense are as follows:

	2023	2022
Equity-settled plan
Stock option plan	$6.1	$7.8
Cash-settled plans
Stock purchase plan	12.8	11.6
Deferred share unit (DSU) plans	3.3	1.1
Restricted share unit (RSU) plans	5.9	1.3
Performance share unit (PSU) plan	0.4	9.2
Total share-based payments expense	$28.5	$31.0
Impact of equity swap agreements (Note 29)	5.3	9.2
Amount capitalized	(0.9)	(0.5)
Share-based payments expense, net of equity swap (Note 24)	$32.9	$39.7
Carrying amount of share-based payments liabilities are as follows:

	2023	2022
Cash-settled plans
Deferred share unit (DSU) plans	$21.3	$20.6
Restricted share unit (RSU) plans	40.5	42.4
Performance share unit (PSU) plan	12.7	26.8
Total carrying amount of share-based payments liabilities	$74.5	$89.8
Current portion	11.3	19.8
Non-current portion (Note 20)	$63.2	$70.0

Disclosure of number and weighted average exercise prices of share options
Changes in outstanding stock options are as follows:

		2023		2022
		Weighted		Weighted
	Number of	average exercise	Number of	average exercise
stock options		price	stock options	price
Stock options outstanding, beginning of year	6,783,444	$25.08	7,476,902	$23.39
Granted	624,700	32.92	712,477	36.79
Exercised	(882,167)	18.49	(1,268,660)	21.37
Forfeited	(202,440)	29.28	(134,275)	28.57
Expired	—	—	(3,000)	14.66
Stock options outstanding, end of year	6,323,537	$26.63	6,783,444	$25.08
Stock options exercisable, end of year	3,877,399	$25.62	3,395,732	$23.35

Disclosure of range of exercise prices of outstanding share options
As at March 31, 2023, summarized information about the stock options issued and outstanding is as follows:

		Options Outstanding		Options Exercisable
		Weighted
	Number of	average remaining	Weighted	Number of	Weighted
Range of	stock options	contractual life	average exercise	stock options	average exercise
exercise prices	outstanding	(years)	price	exercisable	price
$16.15 to $20.86	2,168,433	3.83	$20.22	1,073,383	$19.87
$21.61 to $27.14	1,978,304	1.79	24.80	1,952,804	24.83
$28.95 to $38.01	2,176,800	4.57	34.69	851,212	34.66
Total	6,323,537	3.44	$26.63	3,877,399	$25.62

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The assumptions used in the calculation of the fair value of the stock options on the grant date using the Black-Scholes option pricing model are as follows:

	2023	2022
Common share price	$30.87	$37.24
Exercise price	$32.92	$36.79
Dividend yield	0.65%	0.64%
Expected volatility	42.12%	40.51%
Risk-free interest rate	3.30%	0.76%
Expected stock option life	4.5 years	4.0 years

Disclosure of number and weighted average exercise prices of other equity instruments
Changes in outstanding DSUs are as follows:

	2023	2022
DSUs outstanding, beginning of year	634,342	550,742
Granted	143,206	86,876
Redeemed	(79,568)	(3,276)
DSUs vested and outstanding, end of year	697,980	634,342
Changes in outstanding RSUs are as follows:

	2023	2022
RSUs outstanding, beginning of year	1,529,704	1,430,524
Granted	285,279	289,745
Cancelled	(31,505)	(13,690)
Redeemed	(248,843)	(176,875)
RSUs outstanding, end of year	1,534,635	1,529,704
RSUs vested, end of year	1,289,049	1,303,042
Changes in outstanding PSUs are as follows:

	2023	2022
PSUs outstanding, beginning of year	847,171	820,090
Granted	817,218	571,459
Cancelled	(48,601)	(23,135)
Redeemed	(467,486)	(521,243)
PSUs outstanding, end of year	1,148,302	847,171
PSUs vested, end of year	687,120	570,457